Segment reporting by geographic location (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Total operating income	[1]	$ 28,889	$ 30,213		$ 29,622
Total non-current assets		$ 20,300	$ 17,100	[1]	$ 16,700	[1]
Total operating income (Share %)		100.00%	100.00%	[1]	100.00%	[1]
Total non-current assets (Share %)		100.00%	100.00%	[1]	100.00%	[1]
Americas
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 12,000	$ 12,600	[1]	$ 12,000	[1]
Total non-current assets		$ 8,900	$ 7,400	[1]	$ 7,400	[1]
Total operating income (Share %)		42.00%	42.00%	[1]	41.00%	[1]
Total non-current assets (Share %)		44.00%	43.00%	[1]	44.00%	[1]
of which: USA
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 10,900	$ 11,500	[1]	$ 11,200	[1]
Total non-current assets		$ 8,500	$ 7,000	[1]	$ 6,900	[1]
Total operating income (Share %)		38.00%	38.00%	[1]	38.00%	[1]
Total non-current assets (Share %)		42.00%	41.00%	[1]	41.00%	[1]
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 4,700	$ 4,900	[1]	$ 4,800	[1]
Total non-current assets		$ 1,400	$ 900	[1]	$ 800	[1]
Total operating income (Share %)		16.00%	16.00%	[1]	16.00%	[1]
Total non-current assets (Share %)		7.00%	5.00%	[1]	5.00%	[1]
Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 5,800	$ 6,200	[1]	$ 6,100	[1]
Total non-current assets		$ 3,000	$ 2,000	[1]	$ 2,000	[1]
Total operating income (Share %)		20.00%	21.00%	[1]	21.00%	[1]
Total non-current assets (Share %)		15.00%	12.00%	[1]	12.00%	[1]
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 6,700	$ 7,200	[1]	$ 6,900	[1]
Total non-current assets		$ 7,100	$ 6,800	[1]	$ 6,500	[1]
Total operating income (Share %)		23.00%	24.00%	[1]	23.00%	[1]
Total non-current assets (Share %)		35.00%	40.00%	[1]	40.00%	[1]
Global
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ (400)	$ (700)	[1]	$ (200)	[1]
Total non-current assets		$ 0	$ 0	[1]	$ 0	[1]
Total operating income (Share %)		(1.00%)	(2.00%)	[1]	(1.00%)	[1]
Total non-current assets (Share %)		0.00%	0.00%	[1]	0.00%	[1]
UBS AG
Disclosure Of Geographical Areas [Line Items]
Total operating income	[1],[2]	$ 29,307	$ 30,642		$ 30,044
Total non-current assets		$ 19,300	$ 16,200	[1]	$ 15,800	[1]
Total operating income (Share %)		100.00%	100.00%	[1]	100.00%	[1]
Total non-current assets (Share %)		100.00%	100.00%	[1]	100.00%	[1]
UBS AG | Americas
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 12,000	$ 12,600	[1]	$ 12,000	[1]
Total non-current assets		$ 8,900	$ 7,400	[1]	$ 7,400	[1]
Total operating income (Share %)		41.00%	41.00%	[1]	40.00%	[1]
Total non-current assets (Share %)		46.00%	46.00%	[1]	47.00%	[1]
UBS AG | of which: USA
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 10,900	$ 11,500	[1]	$ 11,200	[1]
Total non-current assets		$ 8,500	$ 7,000	[1]	$ 6,900	[1]
Total operating income (Share %)		37.00%	37.00%	[1]	37.00%	[1]
Total non-current assets (Share %)		44.00%	43.00%	[1]	44.00%	[1]
UBS AG | Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 4,700	$ 4,900	[1]	$ 4,800	[1]
Total non-current assets		$ 1,300	$ 800	[1]	$ 800	[1]
Total operating income (Share %)		16.00%	16.00%	[1]	16.00%	[1]
Total non-current assets (Share %)		7.00%	5.00%	[1]	5.00%	[1]
UBS AG | Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 5,800	$ 6,200	[1]	$ 6,100	[1]
Total non-current assets		$ 2,600	$ 1,800	[1]	$ 1,700	[1]
Total operating income (Share %)		20.00%	20.00%	[1]	20.00%	[1]
Total non-current assets (Share %)		13.00%	11.00%	[1]	10.00%	[1]
UBS AG | Switzerland
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 6,700	$ 7,200	[1]	$ 6,900	[1]
Total non-current assets		$ 6,500	$ 6,200	[1]	$ 6,000	[1]
Total operating income (Share %)		23.00%	23.00%	[1]	23.00%	[1]
Total non-current assets (Share %)		34.00%	38.00%	[1]	38.00%	[1]
UBS AG | Global
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 0	$ (300)	[1]	$ 200	[1]
Total non-current assets		$ 0	$ 0	[1]	$ 0	[1]
Total operating income (Share %)		0.00%	(1.00%)	[1]	1.00%	[1]
Total non-current assets (Share %)		0.00%	0.00%	[1]	0.00%	[1]

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.